UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615
(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.2%)
Auto Components (1.3%)
BorgWarner, Inc.	55,000	$2,762,650

Banks (11.3%)
BB&T Corp.	110,000	5,724,400
PNC Financial Services Group, Inc.	40,000	6,049,600
Wells Fargo & Co.	160,000	8,385,600
Zions Bancorporation	85,000	4,482,050
		24,641,650
Capital Markets (3.2%)
Bank of New York Mellon Corp.	80,000	4,122,400
Franklin Resources, Inc.	85,000	2,947,800
		7,070,200
Chemicals (2.0%)
American Vanguard Corp.	103,289	2,086,438
Nutrien, Ltd.	48,000	2,268,480
		4,354,918
Communications Equipment (3.3%)
ADTRAN, Inc.	80,000	1,244,000
Cisco Systems, Inc.	140,000	6,004,600
		7,248,600
Consumer Finance (1.9%)
American Express Co.	45,000	4,197,600

Diversified Financial Services (5.0%)
Berkshire Hathaway, Inc. (Class B)(a)	55,000	10,971,400

Electric Utilities (8.0%)
Entergy Corp.	80,000	6,302,400
Exelon Corp.	200,000	7,802,000
FirstEnergy Corp.	100,000	3,401,000
		17,505,400
Electronic Equipment, Instruments & Components (1.2%)
Avnet, Inc.	60,000	2,505,600

Energy Equipment & Services (6.9%)
Newpark Resources, Inc.(a)	400,000	3,240,000
Patterson UTI Energy, Inc.	120,000	2,101,200
Schlumberger, Ltd.	150,000	9,717,000
		15,058,200
Equity Real Estate Investment Trusts (REITs) (3.8%)
American Homes 4 Rent (Class A)	165,000	3,313,200
Equity Commonwealth(a)	160,000	4,907,200
		8,220,400
Food & Staples Retailing (4.6%)
CVS Health Corp.	70,000	4,354,700
Wal-Mart Stores, Inc.	63,000	5,605,110
		9,959,810

	SHARES	VALUE
Food Products (3.4%)
Bunge, Ltd.	35,000	$2,587,900
JM Smucker Co.	20,000	2,480,200
Kellogg Co.	35,000	2,275,350
		7,343,450
Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	45,000	2,696,400
Invacare Corp.	70,000	1,218,000
		3,914,400
Health Care Providers & Services (7.0%)
Express Scripts Holding Co.(a)	80,000	5,526,400
Quest Diagnostics, Inc.	45,000	4,513,500
Triple-S Management Corp. (Class B)(a)	200,000	5,228,000
		15,267,900
Hotels Restaurants & Leisure (1.0%)
Spirit Airlines, Inc.(a)	60,000	2,266,800

Insurance (1.2%)
Fairfax Financial Holdings, Ltd. (CAD)(b)	5,000	2,534,521

Machinery (2.6%)
Flowserve Corp.	60,000	2,599,800
Gorman-Rupp Co.	40,000	1,170,000
Oshkosh Corp.	25,000	1,931,750
		5,701,550
Marine (2.5%)
Kirby Corp.(a)	70,000	5,386,500

Media (0.9%)
Gannett Co., Inc.	200,000	1,996,000

Metals & Mining (2.4%)
Major Drilling Group International, Inc. (CAD)(a)(b)	600,000	3,101,641
Schnitzer Steel Industries, Inc. (Class A)	65,000	2,102,750
		5,204,391
Oil, Gas & Consumable Fuels (5.7%)
Exxon Mobil Corp.	100,000	7,461,000
Suncor Energy, Inc.	140,000	4,835,600
		12,296,600
Pharmaceuticals (4.3%)
Pfizer, Inc.	190,000	6,743,100
Sanofi (ADR)	65,000	2,605,200
		9,348,300
Professional Services (2.0%)
Robert Half International, Inc.	75,000	4,341,750

Road & Rail (1.1%)
AMERCO	7,000	2,415,700

Software (5.9%)
CA, Inc.	200,000	6,780,000
Oracle Corp.	130,000	5,947,500
		12,727,500

		SHARES	VALUE
Specialty Retail (2.8%)
	Advance Auto Parts, Inc.	15,000	$1,778,250
	American Eagle Outfitters, Inc.	120,000	2,391,600
	Williams-Sonoma, Inc.	35,000	1,846,600
			6,016,450
Trading Companies & Distributors (2.1%)
	WESCO International, Inc.(a)	72,000	4,467,600

TOTAL COMMON STOCKS
	(Cost $176,703,985)		$215,725,840

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.8%)
Time Deposits (0.8%)
CitiBank (New York)(c)	1.05%	$1,642,685	$1,642,685

TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,642,685)		$1,642,685

TOTAL INVESTMENTS - (100.0%)
	(Cost $178,346,670)		$217,368,525
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(d)			77,534
TOTAL NET ASSETS - (100.0%)			$217,446,059

1

MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.9%)
Aerospace & Defense (2.3%)
Arconic, Inc.	2,326	$53,591
Textron, Inc.	2,093	123,424
		177,015
Automobiles (1.0%)
Harley-Davidson, Inc.	1,826	78,299

Banks (8.5%)
Popular, Inc.	6,527	271,654
SunTrust Banks, Inc.	4,060	276,242
Zions Bancorporation	1,957	103,193
		651,089
Capital Markets (2.8%)
Franklin Resources, Inc.	6,284	217,929

Commercial Services & Supplies (1.3%)
Stericycle, Inc.(a)	1,661	97,218

Consumer Finance (2.6%)
Discover Financial Services	2,719	195,578

Containers & Packaging (4.0%)
Bemis Co., Inc.	3,940	171,469
International Paper Co.	2,574	137,529
		308,998
Electric Utilities (8.3%)
Exelon Corp.	8,861	345,668
FirstEnergy Corp.	8,496	288,949
		634,617
Electronic Equipment, Instruments & Components (3.1%)
Avnet, Inc.	5,598	233,772

Energy Equipment & Services (6.6%)
National Oilwell Varco, Inc.	5,797	213,387
Patterson-UTI Energy, Inc.	8,570	150,061
TechnipFMC PLC	4,862	143,186
		506,634
Equity Real Estate Investment Trusts (REITs) (4.3%)
Equity Commonwealth(a)	4,871	149,394
Ryman Hospitality Properties, Inc.	2,296	177,825
		327,219
Food Products (2.3%)
Bunge, Ltd.	1,141	84,366
Dean Foods Co.	11,017	94,966
		179,332
Health Care Providers & Services (8.7%)
AmerisourceBergen Corp.	1,748	150,695
Encompass Health Corp	1,633	93,359
Express Scripts Holding Co.(a)	2,650	183,062
Quest Diagnostics, Inc.	2,351	235,805
		662,921

	SHARES	VALUE
Hotels Restaurants & Leisure (1.0%)
Spirit Airlines, Inc.(a)	2,085	$78,771

Household Durables (1.4%)
Garmin, Ltd.	1,824	107,488

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	913	95,326

Insurance (7.3%)
CNA Financial Corp.	4,437	218,966
Hartford Financial Services Group, Inc.	3,066	157,960
Reinsurance Group of America, Inc.	1,178	181,412
		558,338
Internet & Direct Marketing Retail (1.5%)
Liberty Interactive Corp. (Class A)(a)	4,534	114,121

IT Services (1.5%)
Western Union Co.	5,790	111,342

Leisure Products (2.1%)
Brunswick Corp.	2,712	161,066

Machinery (4.5%)
Flowserve Corp.	3,632	157,374
PACCAR, Inc.	2,868	189,776
		347,150
Media (0.9%)
Omnicom Group, Inc.	983	71,435

Metals & Mining (2.6%)
Cleveland-Cliffs, Inc.(a)	11,891	82,643
Reliance Steel & Aluminum Co.	1,346	115,406
		198,049
Oil, Gas & Consumable Fuels (2.9%)
Cabot Oil & Gas Corp.	6,155	147,597
Hess Corp.	1,537	77,803
		225,400
Pharmaceuticals (2.5%)
Perrigo Co. PLC	2,304	192,015

Professional Services (3.5%)
Dun & Bradstreet Corp.	1,104	129,168
Robert Half International, Inc.	2,344	135,694
		264,862
Real Estate Management & Development (2.0%)
Jones Lang LaSalle, Inc.	883	154,207

Road & Rail (1.1%)
AMERCO	244	84,204

Software (3.2%)
CA, Inc.	7,196	243,944

		SHARES	VALUE
Specialty Retail (1.6%)
American Eagle Outfitters, Inc.		6,129	$122,151

Trading Companies & Distributors (1.3%)
MSC Industrial Direct Co., Inc. (Class A)		1,063	97,488

TOTAL COMMON STOCKS
(Cost $6,844,077)			$7,497,978

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.9%)
Time Deposits (1.9%)
CitiBank (New York)(c)	1.05%	$145,417	$145,417

TOTAL SHORT-TERM INVESTMENTS
(Cost $145,417)			$145,417

TOTAL INVESTMENTS - (99.8%)
(Cost $6,989,494)			$7,643,395
OTHER ASSETS AND LIABILITIES, NET - (0.2%)			17,811
TOTAL NET ASSETS - (100.0%)			$7,661,206

2

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.6%)
Aerospace & Defense (3.4%)
AAR Corp.	215,000	$9,483,650
Kratos Defense & Security Solutions, Inc.(a)	350,000	3,601,500
		13,085,150
Banks (17.0%)
Associated Banc-Corp.	335,000	8,324,750
Boston Private Financial Holdings, Inc.	300,000	4,515,000
Cadence BanCorp	300,000	8,169,000
CenterState Banks, Inc.	325,000	8,622,250
Hancock Holding Co.	155,000	8,013,500
Old National Bancorp	250,000	4,225,000
Umpqua Holdings Corp.	390,000	8,349,900
United Bankshares, Inc.	225,000	7,931,250
Zions Bancorporation	150,000	7,909,500
		66,060,150
Chemicals (5.1%)
American Vanguard Corp.	625,000	12,625,000
Sensient Technologies Corp.	100,000	7,058,000
		19,683,000
Commercial Services & Supplies (2.1%)
Brady Corp. (Class A)	220,000	8,173,000

Containers & Packaging (2.3%)
Greif, Inc. (Class A)	175,000	9,143,750

Electric Utilities (1.8%)
Portland General Electric Co.	175,000	7,089,250

Electrical Equipment (5.7%)
Encore Wire Corp.	195,000	11,056,500
Powell Industries, Inc.	420,000	11,272,800
		22,329,300
Electronic Equipment, Instruments & Components (10.8%)
Benchmark Electronics, Inc.	350,000	10,447,500
Knowles Corp.(a)	525,000	6,609,750
Methode Electronics, Inc.	300,000	11,730,000
Park Electrochemical Corp.	800,000	13,472,000
		42,259,250
Energy Equipment & Services (5.7%)
Dril-Quip, Inc.(a)	275,000	12,320,000
Newpark Resources, Inc.(a)	800,000	6,480,000
Patterson-UTI Energy, Inc.	200,000	3,502,000
		22,302,000
Equity Real Estate Investment Trusts (REITs) (5.3%)
Lamar Advertising Co. (Class A)	200,000	12,732,000
Ryman Hospitality Properties, Inc.	100,000	7,745,000
		20,477,000

	SHARES	VALUE
Health Care Equipment & Supplies (1.4%)
AngioDynamics, Inc.(a)	325,000	$5,606,250

Health Care Providers & Services (1.3%)
Cross Country Healthcare, Inc.(a)	450,000	4,999,500

Hotels, Restaurants & Leisure (1.9%)
Cheesecake Factory, Inc.	150,000	7,233,000

Household Products (1.7%)
Valvoline, Inc.	300,000	6,639,000

Insurance (1.9%)
Horace Mann Educators Corp.	100,000	4,275,000
Navigators Group, Inc.	56,043	3,230,879
		7,505,879
Leisure Products (3.0%)
Acushnet Holdings Corp.	200,000	4,618,000
Callaway Golf Co.	425,000	6,953,000
		11,571,000
Life Sciences Tools & Services (2.0%)
Cambrex Corp.(a)	150,000	7,845,000

Machinery (10.1%)
Astec Industries, Inc.	150,000	8,277,000
DMC Global, Inc.	580,000	15,515,000
Harsco Corp.(a)	450,000	9,292,500
TriMas Corp.(a)	245,000	6,431,250
		39,515,750
Metals & Mining (3.3%)
Schnitzer Steel Industries, Inc. (Class A)	400,000	12,940,000

Multi-Utilities (1.4%)
MDU Resources Group, Inc.	200,000	5,632,000

Oil, Gas & Consumable Fuels (3.2%)
Cabot Oil & Gas Corp.	250,000	5,995,000
Centennial Resource Development, Inc. (Class A)(a)	350,000	6,422,500
		12,417,500
Professional Services (1.0%)
TrueBlue, Inc.(a)	150,000	3,885,000

Semiconductors & Semiconductor Equipment (2.8%)
Semtech Corp.(a)	275,000	10,738,750

Textiles, Apparel & Luxury Goods (2.8%)
Wolverine World Wide, Inc.	375,000	10,837,500

Thrifts & Mortgage Finance (1.2%)
MGIC Investment Corp.(a)	350,000	4,550,000

		SHARES	VALUE
Trading Companies & Distributors (1.4%)
NOW, Inc.(a)		550,000	$5,621,000

TOTAL COMMON STOCKS
(Cost $332,947,532)			$388,138,979

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.1%)
Time Deposits (0.1%)
CitiBank (New York)(c)	1.05%	$260,675	$260,675

TOTAL SHORT-TERM INVESTMENTS
(Cost $260,675)			$260,675

TOTAL INVESTMENTS - (99.7%)
(Cost $333,208,207)			$388,399,654
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			1,150,670
TOTAL NET ASSETS - (100.0%)			$389,550,324

3

VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (95.6%)
Aerospace & Defense (2.9%)
CPI Aerostructures, Inc.(a)(e)	644,600	$6,284,850
Maxar Technologies, Ltd. (CAD)(b)	150,000	6,937,500
Triumph Group, Inc.	350,000	8,820,000
		22,042,350
Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.(a)	75,000	4,533,750

Auto Components (1.8%)
Linamar Corp. (CAD)(b)	150,000	8,194,202
Stoneridge, Inc.(a)	200,000	5,520,000
		13,714,202
Automobiles (0.4%)
REV Group, Inc.	150,000	3,114,000

Banks (15.0%)
Bancorp, Inc.(a)	1,500,000	16,200,000
Capital City Bank Group, Inc.	500,000	12,375,000
Century Bancorp, Inc. (Class A)	70,000	5,558,000
First Internet Bancorp	332,787	12,313,119
Heritage Financial Corp.	400,000	12,240,000
PacWest Bancorp	225,000	11,144,250
People's Utah Bancorp	150,000	4,845,000
TriCo Bancshares	377,320	14,043,850
TriState Capital Holdings, Inc.(a)	700,000	16,275,000
United Bankshares, Inc.	300,000	10,575,000
		115,569,219
Biotechnology (1.1%)
Acer Therapeutics, Inc.(a)	55,600	1,071,412
Albireo Pharma, Inc.(a)	91,323	2,974,390
Biofrontera AG (ADR)(a)	100,000	1,652,000
ImmuCell Corp.(a)	199,600	1,397,200
Spark Therapeutics, Inc.(a)	15,000	998,850
		8,093,852
Capital Markets (0.7%)
Safeguard Scientifics, Inc.(a)	300,000	3,675,000
Waddell & Reed Financial, Inc. (Class A)	100,000	2,021,000
		5,696,000
Commercial Services & Supplies (1.3%)
Ceco Environmental Corp.	294,100	1,308,745
Hudson Technologies, Inc.(a)	850,000	4,199,000
Perma-Fix Environmental Services(a)(e)(f)	1,000,000	4,150,000
		9,657,745

	SHARES	VALUE
Communications Equipment (2.7%)
Acacia Research Corp.(a)(e)	2,807,885	$9,827,597
Digi International, Inc.(a)	150,400	1,549,120
Mitel Networks Corp.(a)	1,000,000	9,280,000
		20,656,717
Construction & Engineering (1.7%)
Argan, Inc.	100,000	4,295,000
Northwest Pipe Co.(a)(e)	500,000	8,650,000
		12,945,000
Diversified Consumer Services (0.6%)
Lincoln Educational Services Corp.(a)(e)(f)	2,470,000	4,915,300

Electric Utilities (1.0%)
InfraREIT, Inc.	200,000	3,886,000
Spark Energy, Inc. (Class A)	303,022	3,590,811
		7,476,811
Electrical Equipment (1.6%)
Hydrogenics Corp.(a)(e)	945,000	7,749,000
Pioneer Power Solutions, Inc.(a)	350,500	2,313,300
Powell Industries, Inc.	91,825	2,464,583
		12,526,883
Electronic Equipment, Instruments & Components (4.0%)
CUI Global, Inc.(a)(e)	2,000,000	5,200,000
Fabrinet(a)	500,000	15,690,000
IntriCon Corp.(a)(e)	399,999	7,999,980
SuperCom, Ltd.(a)(e)	800,000	2,184,000
		31,073,980
Energy Equipment & Services (1.1%)
Aspen Aerogels, Inc.(a)	907,424	3,874,700
Propetro Holding Corp.(a)	300,000	4,767,000
		8,641,700
Equity Real Estate Investment Trusts (REITs) (3.9%)
American Homes 4 Rent (Class A)	285,000	5,722,800
CareTrust REIT, Inc.	1,000,000	13,400,000
Jernigan Capital, Inc.	465,000	8,416,500
Urstadt Biddle Properties, Inc. (Class A)	150,000	2,895,000
		30,434,300
Food Products (2.2%)
Hanover Foods Corp. (Class A)(f)(g)	49,250	4,284,750
Landec Corp.(a)	750,000	9,787,500
SunOpta, Inc.(a)	400,000	2,840,000
		16,912,250
Health Care Equipment & Supplies (2.5%)
Accuray, Inc.(a)	3,000,000	15,000,000
Trinity Biotech PLC (ADR)(a)	800,000	4,120,000
		19,120,000
Health Care Providers & Services (0.9%)
Digirad Corp.	970,605	1,504,438
Ensign Group, Inc.	200,000	5,260,000
		6,764,438

	SHARES	VALUE
Hotels, Restaurants & Leisure (0.3%)
Fiesta Restaurant Group, Inc.(a)	125,000	$2,312,500

Household Durables (4.3%)
AV Homes, Inc.(a)	592,300	10,987,165
Century Communities, Inc.(a)	150,000	4,492,500
LGI Homes, Inc.(a)	150,000	10,585,500
MDC Holdings, Inc.	249,035	6,953,057
		33,018,222
Household Products (0.4%)
Oil-Dri Corp. of America	84,851	3,410,162

Independent Power and Renewable Electricity Producers (4.2%)
AES Corp.	1,400,000	15,918,000
Vistra Energy Corp.(a)	800,000	16,664,000
		32,582,000
Insurance (0.8%)
Federated National Holding Co.	400,000	6,308,000

Internet Software & Services (0.8%)
Marchex, Inc. (Class B)	500,000	1,365,000
TechTarget, Inc.(a)	250,000	4,970,000
		6,335,000
IT Services (2.3%)
EVERTEC, Inc.	600,000	9,810,000
StarTek, Inc.(a)	786,663	7,693,564
		17,503,564
Life Sciences Tools & Services (1.0%)
Harvard Bioscience, Inc.(a)	1,553,000	7,765,000

Machinery (2.5%)
Energy Recovery, Inc.(a)	1,000,000	8,220,000
H2O Innovation, Inc. (CAD)(a)(b)	1,000,000	869,329
Spartan Motors, Inc.	600,000	10,320,000
		19,409,329
Media (2.5%)
AH Belo Corp. (Class A)	384,237	1,978,821
AMC Entertainment Holdings, Inc. (Class A)	500,000	7,025,000
AMC Networks, Inc.(a)	100,000	5,170,000
Gannett Co., Inc.	520,000	5,189,600
		19,363,421
Metals & Mining (6.7%)
Centerra Gold, Inc. (CAD)(a)(b)	3,000,000	17,208,057
IAMGOLD Corp. (CAD)(a)(b)	2,500,000	12,962,316
OceanaGold Corp. (CAD)(b)	500,000	1,346,684
Pretium Resources, Inc.(a)	1,000,000	6,660,000
Teranga Gold Corp. (CAD)(a)(b)	3,750,000	13,069,042
		51,246,099

4

	SHARES	VALUE
Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.(a)	2,000,000	$4,440,000
SRC Energy, Inc.(a)	1,500,000	14,145,000
		18,585,000
Paper & Forest Products (0.8%)
Western Forest Products, Inc. (CAD)(b)	3,000,000	6,030,970

Pharmaceuticals (1.3%)
Juniper Pharmaceuticals, Inc.(a)	150,000	1,522,500
Lannett Company, Inc.(a)	550,000	8,827,500
		10,350,000
Professional Services (4.0%)
Barrett Business Services, Inc.	250,000	20,720,000
Hudson Global, Inc.(a)(e)(f)	3,150,000	6,111,000
RCM Technologies, Inc.(e)	634,778	3,662,669
		30,493,669
Real Estate Management & Development (2.6%)
Kennedy-Wilson Holdings, Inc.	1,150,000	20,010,000

Road & Rail (0.5%)
Marten Transport, Ltd.	166,666	3,799,985

Semiconductors & Semiconductor Equipment (1.8%)
CyberOptics Corp.(a)	300,000	5,400,000
Mellanox Technologies, Ltd.(a)	50,000	3,642,500
Pixelworks, Inc.(a)	1,250,000	4,837,500
		13,880,000
Software (1.3%)
TiVo Corp.	750,000	10,162,500

Specialty Retail (2.8%)
Dick's Sporting Goods, Inc.	175,000	6,133,750
GameStop Corp. (Class A)	300,000	3,786,000
Genesco, Inc.(a)	150,000	6,090,000
Indigo Books & Music, Inc. (CAD)(a)(b)	400,000	5,821,399
		21,831,149
Technology Hardware, Storage & Peripherals (0.8%)
USA Technologies, Inc.(a)	700,000	6,300,000

Thrifts & Mortgage Finance (4.3%)
MGIC Investment Corp.(a)	1,275,362	16,579,706
Radian Group, Inc.	850,000	16,184,000
		32,763,706
Trading Companies & Distributors (1.2%)
Transcat, Inc.(a)(e)(f)	600,000	9,390,000

TOTAL COMMON STOCKS
(Cost $600,404,754)		$736,738,773

		SHARES
	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.2%)
Time Deposits (4.2%)
CitiBank (New York)(c)	1.05%	$32,389,574	$32,389,574

TOTAL SHORT-TERM INVESTMENTS
(Cost $32,389,574)			$32,389,574

TOTAL INVESTMENTS - (99.8%)
(Cost $632,794,328)			$769,128,347
OTHER ASSETS AND LIABILITIES, NET - (0.2%)			1,575,404
TOTAL NET ASSETS - (100.0%)			$770,703,751

5

HEARTLAND INTERNATIONAL VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (93.5%)
Australia (3.0%)
Incitec Pivot, Ltd. (AUD)(b)(g)	310,000	$843,674

Austria (5.1%)
Do & Co AG (EUR)(b)(g)	13,500	857,109
Semperit Holding AG (EUR)(b)(g)	28,000	562,903
		1,420,012
Brazil (3.5%)
Cia De Saneamento Do Parana (BRL)(b)	30,000	543,307
Yamana Gold, Inc. (CAD)(b)	150,000	414,483
		957,790
Canada (7.3%)
Cardinal Energy, Ltd. (CAD)(b)	160,000	540,226
Pine Cliff Energy, Ltd. (CAD)(a)(b)	1,000,000	244,499
Total Energy Services, Inc. (CAD)(b)	75,000	800,442
Whitecap Resources, Inc. (CAD)(b)	70,000	428,145
		2,013,312
Chile (0.9%)
Mandalay Resources Corp. (CAD)(b)	1,610,000	243,684

China (2.9%)
Clear Media, Ltd. (HKD)(b)(g)	550,000	420,976
CP Pokphand Co., Ltd. (HKD)(b)(g)	5,000,000	389,711
		810,687
Colombia (1.8%)
Grupo Nutresa SA (COP)(b)	55,000	511,406

France (2.6%)
Technicolor SA (EUR)(b)(g)	430,000	727,095

Germany (3.5%)
KSB AG (EUR)(b)(g)	400	222,160
Vossloh AG (EUR)(a)(b)(g)	15,000	751,570
		973,730
Hong Kong (1.6%)
Far East Consortium International, Ltd. (HKD)(b)(g)	800,000	438,494

Ireland (2.0%)
Trinity Biotech PLC (ADR)(a)	105,000	$540,750

Italy (1.7%)
Danieli & C Officine Meccaniche SpA (EUR)(b)(g)	17,000	463,811

	SHARES	VALUE
Japan (16.3%)
Anritsu Corp. (JPY)(b)(g)	34,000	$415,843
Bank of Kyoto, Ltd. (JPY)(b)(g)	14,500	821,687
Fuji Pharma Co., Ltd. (JPY)(b)(g)	10,000	458,033
Kurita Water Industries, Ltd. (JPY)(b)(g)	18,000	581,092
Medikit Co., Ltd. (JPY)(b)	7,500	421,855
Nippon Seiki Co., Ltd. (JPY)(b)(g)	21,000	382,984
Takamatsu Construction Group Co., Ltd. (JPY)(b)(g)	22,000	629,797
Wacom Co., Ltd. (JPY)(b)(g)	165,000	813,744
		4,525,035
Netherlands (2.2%)
Boskalis Westminster (EUR)(b)(g)	21,000	615,516

New Zealand (3.7%)
OceanaGold Corp. (CAD)(b)	230,000	619,474
Scott Technology, Ltd. (NZD)(b)(g)	175,000	417,968
		1,037,442
Poland (1.6%)
Stock Spirits Group PLC (GBP)(b)	125,000	435,807

Slovenia (2.8%)
Krka dd Novo mesto (EUR)(b)	11,000	771,493

South Korea (7.6%)
ING Life Insurance Korea, Ltd. (KRW)(b)(g)(h)(i)	15,000	633,612
NongShim Co., Ltd. (KRW)(b)(g)	2,700	761,908
Sung Kwang Bend Co., Ltd. (KRW)(b)(g)	65,000	720,901
		2,116,421
Sri Lanka (1.7%)
John Keells Holdings PLC (LKR)(b)	450,000	461,272

Sweden (2.5%)
Getinge AB (Class B) (SEK)(a)(b)(g)	60,000	683,257

Taiwan (5.0%)
Chicony Electronics Co., Ltd. (TWD)(b)(g)	350,000	894,346
Teco Electric and Machinery Co., Ltd. (TWD)(b)(g)	600,000	499,417
		1,393,763
United Kindgdom (10.2%)
Aggreko PLC (GBP)(b)(g)	20,000	206,081
Arrow Global Group PLC (GBP)(b)(g)	35,000	172,876
Chemring Group PLC (GBP)(b)	210,000	589,261
Devro PLC (GBP)(b)	265,000	728,719
Foxtons Group PLC (GBP)(b)	800,000	912,512
LSL Property Services PLC (GBP)(b)(g)	70,000	220,513
		2,829,962

		SHARES	VALUE
United States (4.0%)
Keck Seng Investments, Ltd. (HKD)(b)(g)		1,200,000	$1,110,552

TOTAL COMMON STOCKS
(Cost $24,214,038)			$25,924,965

PREFERRED STOCK (2.1%)
Brazil (1.1%)
Banco ABC Brasil SA (BRL)(b)		55,000	301,534

Germany (1.0%)
KSB AG (EUR)(b)(g)		500	274,664

TOTAL PREFERRED STOCK
(Cost $350,967)			$576,198

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.9%)
Time Deposits (3.9%)
CitiBank (New York)(c)	1.05%	$1,084,657	$1,084,657

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,084,657)			$1,084,657

TOTAL INVESTMENTS - (99.5%)
(Cost $25,649,662)			$27,585,820
OTHER ASSETS AND LIABILITIES, NET - (0.5%)			136,110
TOTAL NET ASSETS - (100.0%)			$27,721,930

6

(a) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

(b) Traded in a foreign country.

(c) Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2018.

(d) Less than 0.05% of total net assets.

(e) Affiliated company.  See Note 6 in Notes to Schedules of Investments.

(f) Illiquid security, pursuant to guidelines established by the Board of Directors.  See Note 2 in Notes to Schedules of Investments.

(g) Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments

(h) Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant of the Securities Act of 1933, or pursuant to an exemption from registration.  See Note 2 in the Notes to Schedules of Investments.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. See Note 2 in the Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.
SpA	Societa per Azione.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
NZD	New Zealand Dollar
TWD	Taiwan Dollar
SEK	Swedish Krona

Percentages are stated as a percent of net assets.

Sector and industry classifications determined by Heartland Advisors may reference data from sources such as Factset Research Systems, Inc. Sector allocations are a percent of equity investments and subject to change.

See Notes to Schedules of Investments.

7

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

March 31, 2018

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class Shares of the International Value Fund launched on May 1, 2017. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010. The inception date of the Mid Cap Value Fund is October 31, 2014. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of FASB Accounting Standards Codification 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	At March 31, 2018, the Value Fund had 3.74% of net assets that were illiquid as defined pursuant to guidelines adopted by the Board.

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered by the Board to be liquid under guidelines adopted by Board. As of March 31, 2018, Regulation S and Rule 144A securities held in the International Value Fund represented 2.29% of net assets. The Select Value, Mid Cap Value, Value Plus, and Value Funds did not hold any such securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 — Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 — Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

SELECT VALUE FUND
Investments in Securities	Level 1 – Quoted and	Level 2 – Other Significant	Level 3 – Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$215,725,840	$—	$—	$215,725,840
Short—Term Investments	1,642,685	—	—	1,642,685
Total	$217,368,525	$—	$—	$217,368,525

MID CAP VALUE FUND
Investments in Securities	Level 1— Quoted and	Level 2— Other Significant	Level 3— Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$7,497,978	$—	$—	$7,497,978
Short—Term Investments	145,417	—	—	145,417
Total	$7,643,395	$—	$—	$7,643,395

VALUE PLUS FUND
Investments in Securities	Level 1— Quoted and	Level 2— Other Significant	Level 3— Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$388,138,979	$—	$—	$388,138,979
Short—Term Investments	260,675	—	—	260,675
Total	$388,399,654	$—	$—	$388,399,654

VALUE FUND
Investments in Securities	Level 1— Quoted and	Level 2— Other Significant	Level 3— Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$732,454,023	$4,284,750	$—	$736,738,773
Short—Term Investments	32,389,574	—	—	32,389,574
Total	$764,843,597	$4,284,750	$—	$769,128,347

INTERNATIONAL VALUE FUND
Investments in Securities	Level 1— Quoted and	Level 2— Other Significant	Level 3— Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$9,207,335	$16,717,630	$—	$25,924,965
Preferred Stock	301,534	274,664	—	576,198
Short-Term Investments	1,084,657	—	—	1,084,657
Total	$10,593,526	$16,992,294	$—	$27,585,820

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of March 31, 2018 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three months ended March 31, 2018, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Security amounts in the Value Fund and International Value Fund that were transferred into and out of Levels 1 and 2 at March 31, 2018 were as follows:

VALUE FUND	LEVEL 1— Quoted Prices		LEVEL 2— Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$—	$4,284,750	$4,284,750	$—
Total	$—	$4,284,750	$4,284,750	$—

INTERNATIONAL VALUE FUND	LEVEL 1— Quoted Prices		LEVEL 2— Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$912,512	$4,736,771	$4,736,771	$912,512
Total	$912,512	$4,736,771	$4,736,771	$912,512

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2018, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. A Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the futures contract is closed, a Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2018, the Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. As of March 31, 2018, the Funds had no options positions.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of March 31, 2018, the Funds did not have securities on loan.

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three month period ended March 31, 2018. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
Security Name	Share Balance as of December 31, 2017	Purchases	Sales	Share Balance as of March 31, 2018	Fair Value as of March 31, 2018	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Investments in affiliates held as of March 31, 2018
None
Investments no longer affiliated as of March 31, 2018
DMC Global, Inc.	925,000	—	(345,000)	580,000	$15,515,000	$18,500	$(1,103,015)	$1,507,216
Park Electrochemical Corp.	875,000	—	(75,000)	800,000	13,472,000	2,532,500	(1,852,292)	(278,935)
	1,800,000	—	(420,000)	1,380,000	$28,987,000	$2,551,000	$(2,955,307)	$1,228,281

VALUE FUND
SECURITY NAME	SHARE BALANCE AS OF DECEMBER 31, 2017	PURCHASES	SALES	SHARE BALANCE AS OF MARCH 31, 2018	FAIR VALUE AS OF MARCH 31, 2018	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of March 31, 2018
Acacia Research Corp.	4,200,000	—	(1,392,115)	2,807,885	$9,827,597	$—	$5,795,992	$(8,111,426)
CPI Aerostructures, Inc.	650,000	—	(5,400)	644,600	6,284,850	—	527,050	(7,138)
CUI Global, Inc.	2,000,000	—	—	2,000,000	5,200,000	—	(300,000)	—
Hudson Global, Inc.	3,150,000	—	—	3,150,000	6,111,000	—	(976,500)	—
Hydrogenics Corp.	945,000	—	—	945,000	7,749,000	—	(2,740,500)	—
IntriCon Corp.	558,113	—	(158,114)	399,999	7,999,980	—	(2,029,253)	2,333,972
Lincoln Educational Services Corp.	2,470,000	—	—	2,470,000	4,915,300	—	(74,100)	—
Northwest Pipe Co.	500,000	—	—	500,000	8,650,000	—	(920,000)	—
Perma-Fix Environmental Services	1,000,000	—	—	1,000,000	4,150,000	—	499,999	—
RCM Technologies, Inc.	833,195	—	(198,417)	634,778	3,662,669	—	(647,468)	342,847
SuperCom, Ltd.	800,000	—	—	800,000	2,184,000	—	(944,000)	—
Transcat, Inc.	600,000	—	—	600,000	9,390,000	—	840,000	—
Total	17,706,308	—	(1,754,046)	15,952,262	$76,124,396	$—	$(968,780)	$(5,441,745)

Investments no longer affiliated as of March 31, 2018
Barrett Business Services, Inc.	300,000	—	(50,000)	250,000	$20,720,000	$62,500	$2,572,835	$2,598,127
Harvard Bioscience, Inc.	1,696,226	—	(143,226)	1,553,000	7,765,000	—	2,799,717	2,842
Jernigan Capital, Inc.	465,000	—	—	465,000	8,416,500	162,750	(423,150)	—
StarTek, Inc.	895,000	—	(108,337)	786,663	7,693,564	—	(197,796)	352,222
Willbros Group, Inc.	2,739,012	—	(2,739,012)	—	—	—	3,829,602	(7,084,659)
Total	6,095,238	—	(3,040,575)	2,754,663	$44,595,064	$225,250	$8,581,208	$(4,131,468)

Grand Total					$120,719,460	$225,250	$7,612,428	$(9,573,213)

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	May 3, 2018

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	May 3, 2018